LABOR COSTS (Included Cost of sales and Selling, General and Administrative expenses)	12 Months Ended
Dec. 31, 2018
Labor Costs [Abstract]
LABOR COSTS (Included Cost of sales and Selling, General and Administrative expenses)
LABOR COSTS (Included Cost of sales and Selling, General and Administrative expenses)

	Year ended December 31,
	2018	2017	2016

Wages, salaries and social security costs	884,536	849,354	698,825
Termination benefits	26,601	25,783	27,048
Post-employment benefits (Note 21 (i))	29,862	28,213	27,758

Labor costs	940,999	903,350	753,631

As of December 31, 2018, 2017 and 2016, the quantity of employees was 20,660, 21,335 and 16,725, respectively.